Bridge Loans and Long-Term Debt (Details) - Schedule of Recognized in Net Loss Under Transaction Costs	12 Months Ended
Sep. 30, 2024 CAD ($)
Non-Convertible Bridge Loan Amortized cost [Member]
Schedule of Recognized in Net Loss Under Transaction Costs [Line Items]
Balance, October 1, 2023
Issuance of Tranche 1	2,613,300
Interest accretion	477,776
Fair value adjustment
Foreign exchange	(31,080)
Balance, September 30, 2024	3,059,996
Convertible Bridge Loan FVTPL [Member]
Schedule of Recognized in Net Loss Under Transaction Costs [Line Items]
Balance, October 1, 2023
Issuance of Tranche 1	5,714,630
Interest accretion
Fair value adjustment	1,201,172
Foreign exchange	(62,179)
Balance, September 30, 2024	6,853,623
Bridge Loan [Member]
Schedule of Recognized in Net Loss Under Transaction Costs [Line Items]
Balance, October 1, 2023
Issuance of Tranche 1	8,327,930
Interest accretion	477,776
Fair value adjustment	1,201,172
Foreign exchange	(93,259)
Balance, September 30, 2024	$ 9,913,619